Segment reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Net Revenues for Service Type

	Three months ended March 31,
	2017	2018
Business process outsourcing	$ 511,283	$ 574,061
Information technology services	111,712	114,851
Total net revenues	$ 622,995	$ 688,912

Net revenues by service type are as follows:

	Year ended December 31,
	2015	2016	2017
Business process outsourcing	$1,933,095	$2,083,450	$2,264,335
Information technology services	527,949	487,306	472,594
Total net revenues	$2,461,044	$2,570,756	$2,736,929

Revenues from Clients Based on Industry Serviced

	Three months ended March 31,
	2017	2018
Banking, financial services and insurance	$ 247,012	$ 275,627
Manufacturing, including pharmaceuticals and medical equipment manufacturing	229,214	247,125
Technology, healthcare and other services	146,769	166,160
Total net revenues	$ 622,995	$ 688,912

Revenues from clients based on the industry serviced are as follows:

	Year ended December 31,
	2015	2016	2017
Banking, financial services and insurance	$1,030,584	$1,055,704	$1,105,731
Manufacturing, including pharmaceuticals and medical equipment manufacturing	878,570	958,779	1,002,973
Technology, healthcare and other services	551,890	556,273	628,225
Total net revenues	$2,461,044	$2,570,756	$2,736,929

Net Revenues from Geographic Areas Based on Location of Service Delivery Centers

	Three months ended March 31,
	2017	2018
India	$ 411,055	$ 389,134
Asia, other than India	66,662	79,461
North and Latin America	85,042	152,280
Europe	60,236	68,037
Total net revenues	$ 622,995	$ 688,912

Net revenues from geographic areas based on the location of the Company’s service delivery centers are as follows. A portion of net revenues attributable to India consists of net revenues for services performed by delivery centers in India or at clients’ premises outside of India by business units or personnel normally based in India.

	Year ended December 31,
	2015	2016	2017
India	$1,687,699	$1,804,113	$1,712,783
Asia, other than India	238,529	249,839	286,338
North and Latin America	304,879	282,434	455,059
Europe	229,937	234,370	282,749
Total net revenues	$2,461,044	$2,570,756	$2,736,929

Property, Plant and Equipment, Net by Geographic Areas

26. Segment reporting (Continued)

Property, plant and equipment, net by geographic region are as follows:

	As of December 31,
	2016	2017
India	$116,417	$125,490
Asia, other than India	13,549	15,899
North and Latin America	44,633	38,438
Europe	18,619	27,203
Total	$193,218	$207,030